UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Jennifer L. Butler

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Semi-annual report for the six months ended October 31, 2013

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.66%	7.97%	6.83%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated July 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

U.S. equities registered solid gains during the first half of the fiscal year, supported by indications that the economy was strengthening and better-than-expected earnings reports. Stock markets wavered in June and August on concerns that the Federal Reserve would reduce its monetary stimulus, but investor sentiment turned positive in the closing months of the period after the Fed decided to delay tapering its bond-purchasing program. Some major market indexes reached record highs during the period.

For the six months ended October 31, 2013, Washington Mutual Investors Fund posted a total return of 10.8%. That result assumes reinvestment of quarterly dividends totaling 35 cents a share, reflecting an income return of 1.0%. The fund trailed the 11.1% gain of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. With its focus on blue chip companies that pay dividends, the fund is managed conservatively and can lag in strong, rising markets such as the current period.

Over the past three years, the fund generated an average annual total return of 16.7%, outpacing the S&P 500’s 16.5% average gain. As you can see in the table below, over its 61-year lifetime the fund has delivered an 11.9% average annual total return compared with 10.7% for the S&P 500.

Results at a glance

For periods ended October 31, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	10.8%	26.6%	14.1%	7.4%	11.9%
Standard & Poor’s 500 Composite Index*	11.1	27.2	15.2	7.5	10.7
Lipper Large-Cap Core Funds Index**	11.1	27.7	14.4	6.7	n/a
Lipper Growth & Income Funds Index**	9.2	23.7	14.0	6.9	n/a

*	The market index is unmanaged and, therefore, has no expenses.
**	The indexes were not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown.

Washington Mutual Investors Fund	1

The current environment

The U.S. economy continues to recover. Gross domestic product (GDP) increased 2.5% on an annualized basis in the second quarter of 2013 and an estimated 3.6% in the third. The jobs market is improving, although the unemployment rate remains relatively high. After the close of the period, the U.S. Bureau of Labor Statistics reported that a higher-than-expected 204,000 workers were added to payrolls in September. The jobless rate rose slightly to 7.3% in October 2013.

U.S. lawmakers failed to pass a resolution to fund government operations by October 1, triggering a 16-day partial U.S. government shutdown and debt-ceiling crisis. Investors generally shrugged off the crises and instead focused on the improving economy and upbeat earnings reports. Stocks rallied in the closing weeks of the six-month period, and both the S&P 500 and Dow Jones Industrial Average reached new highs near the end of October.

A look at the portfolio

Many of the fund’s strongest returns came from holdings in the more economically sensitive areas of the market, including industrials and consumer discretionary companies. A number of investments in the aerospace and defense industry — the fund’s largest industry concentration — delivered exceptional returns. Top holding Boeing (42.8%) benefited from rising orders for its commercial aircraft and good operating results and Lockheed Martin (34.6%), the fund’s 12th-largest holding, raised its full-year forecast after earnings jumped in the third quarter.

Select investments in financial companies also registered healthy advances. Among these were American Express (19.6%) and Wells Fargo (12.4%), the fund’s eighth- and ninth-largest holdings. Other large holdings that fared better than the S&P 500 were Amazon (43.4%), Bristol-Myers Squibb (32.2%) and General Electric (17.3%).

In a strong equity market rally, stocks paying higher dividends tended to lag the broader market. Telecommunications service providers Verizon (–6.3%), the fund’s 10th-largest holding, and AT&T (–3.4%) both lost ground during the period, as did a number of holdings in the utilities sector, including Exelon (–23.9%), FirstEnergy (–18.7%) and PG&E (–13.6%).

Other top positions that posted declines included energy companies Chevron (–1.7%) and Royal Dutch Shell (–0.4%) and drug maker Merck (–4.1%).

The road ahead

We expect the U.S. economy to remain on track for the remainder of the fiscal year, and we believe the portfolio continues to be well positioned for a continued recovery. As of the close of the fiscal period, the fund had 97.5% of its holdings in equity-type securities.

2	Washington Mutual Investors Fund

While our outlook is positive, the ongoing market rally faces a number of headwinds. The S&P 500 has reached new highs several times in recent months, and more companies appear to be fairly valued. We do believe we can continue to find long-term investment opportunity, but in the current environment careful stock selection and a keen sensitivity to valuation remain critical.

Developments in Washington, D.C. bear close monitoring. In October lawmakers temporarily resolved a partial government shutdown by funding government operations and raising the debt limit. The president and Congress have yet to reach a long-term agreement over spending and tax reforms, and will need to consider the debt limit again in mid-January. What’s more, as the economy continues to strengthen, we remain alert to the potential impact of rising interest rates and possible Fed action. We remind investors that these developments are likely to take time. In normal recoveries, interest rates typically rise as the economy rebounds, and we would expect this pattern to recur when the Fed becomes less active in the market.

The investment professionals who manage Washington Mutual Investors Fund remain committed to identifying companies with good growth prospects that offer income opportunities. Through our disciplined, research-driven approach, we continue to find what we believe are attractively valued companies with a track record of earnings and dividend growth.

We are grateful for your continued support and look forward to reporting back to you at the close of the fiscal year.

Cordially,

Alan N. Berro

Vice Chairman and President

December 6, 2013

For current information about the fund, visit americanfunds.com.

We take this opportunity to thank former president and trustee Jeffrey L. Steele, who retires from the fund this month, for his many years of leadership and service.

Washington Mutual Investors Fund	3

Investment portfolio October 31, 2013	unaudited

Industry sector diversification	Percent of net assets

Ten largest holdings	Percent of net assets
Boeing	5.44%
Home Depot	4.74
Microsoft	3.60
Chevron	3.45
Merck	3.30
Royal Dutch Shell	2.86
PepsiCo	2.62
American Express	2.61
Wells Fargo	2.58
Verizon Communications	2.57

4	Washington Mutual Investors Fund

Common stocks 97.50%	Shares	Value (000)	Percent of net assets
Energy 11.85%
Cabot Oil & Gas Corp.	5,249,700	$185,419	.27%
Chevron Corp.	19,385,000	2,325,425	3.45
ConocoPhillips	7,120,000	521,896	.77
Enbridge Inc.	22,935,000	995,150	1.48
EOG Resources, Inc.	500,000	89,200	.13
FMC Technologies, Inc.[1]	2,755,000	139,265	.21
Hess Corp.	2,140,000	173,768	.26
Occidental Petroleum Corp.	1,140,000	109,531	.16
Pioneer Natural Resources Co.	4,250,000	870,315	1.29
Royal Dutch Shell PLC, Class B (ADR)	27,795,950	1,932,374	2.86
Schlumberger Ltd.	2,800,000	262,416	.39
Spectra Energy Corp	3,010,000	107,066	.16
Technip SA (ADR)	10,700,000	281,624	.42
		7,993,449	11.85

Materials 3.40%
Air Products and Chemicals, Inc.	2,400,000	261,624	.39
Dow Chemical Co.	21,410,000	845,052	1.25
E.I. du Pont de Nemours and Co.	700,000	42,840	.06
MeadWestvaco Corp.	6,544,190	228,065	.34
Nucor Corp.	6,500,000	336,505	.50
Potash Corp. of Saskatchewan Inc.	5,980,000	185,978	.27
Praxair, Inc.	3,070,000	382,860	.57
Steel Dynamics, Inc.	900,000	16,173	.02
		2,299,097	3.40

Industrials 20.04%
Boeing Co.	28,130,000	3,670,965	5.44
Caterpillar Inc.	11,810,000	984,482	1.46
Cummins Inc.	1,020,000	129,560	.19
Deere & Co.	1,700,000	139,128	.21
Eaton Corp. PLC	4,450,000	313,992	.46
Emerson Electric Co.	4,520,000	302,704	.45
General Dynamics Corp.	2,950,000	255,559	.38
General Electric Co.	39,400,000	1,029,916	1.53
Honeywell International Inc.	1,360,000	117,953	.17
Lockheed Martin Corp.	12,425,000	1,656,749	2.46
Northrop Grumman Corp.	4,790,000	514,973	.76
Parker-Hannifin Corp.	2,400,000	280,128	.41
Precision Castparts Corp.	100,000	25,345	.04
Raytheon Co.	1,000,000	82,370	.12
Rockwell Automation	2,000,000	220,820	.33
Rockwell Collins, Inc.	5,930,000	414,092	.61
Siemens AG (ADR)	400,000	51,204	.08
Union Pacific Corp.	11,080,000	1,677,512	2.49
United Technologies Corp.	8,120,000	862,750	1.28
W.W. Grainger, Inc.	525,000	141,209	.21
Waste Management, Inc.	14,900,000	648,746	.96
		13,520,157	20.04

Washington Mutual Investors Fund	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 11.73%
Amazon.com, Inc.[1]	3,775,000	$1,374,213	2.04%
CBS Corp., Class B	4,280,000	253,119	.38
Comcast Corp., Class A	8,385,000	398,958	.59
Genuine Parts Co.	700,000	55,181	.08
Home Depot, Inc.	41,031,000	3,195,905	4.74
Honda Motor Co., Ltd. (ADR)	550,000	21,978	.03
Johnson Controls, Inc.	13,195,000	608,949	.90
Lowe’s Companies, Inc.	5,500,000	273,790	.41
Tiffany & Co.	970,000	76,795	.11
Time Warner Inc.	3,718,260	255,593	.38
Twenty-First Century Fox, Inc., Class A	9,599,100	327,138	.48
VF Corp.	3,290,000	707,350	1.05
Walt Disney Co.	5,285,000	362,498	.54
		7,911,467	11.73

Consumer staples 9.33%
Avon Products, Inc.	18,000,000	315,000	.47
Coca-Cola Co.	27,920,000	1,104,794	1.64
Colgate-Palmolive Co.	3,720,000	240,796	.35
Costco Wholesale Corp.	1,325,000	156,350	.23
Kimberly-Clark Corp.	5,745,000	620,460	.92
Nestlé SA (ADR)	8,460,192	612,603	.91
PepsiCo, Inc.	21,000,000	1,765,890	2.62
Procter & Gamble Co.	10,170,000	821,227	1.22
Unilever NV (New York registered)	7,620,000	302,666	.45
Wal-Mart Stores, Inc.	4,600,000	353,050	.52
		6,292,836	9.33

Health care 11.28%
AbbVie Inc.	750,700	36,371	.05
AstraZeneca PLC (ADR)	970,000	51,274	.08
Baxter International Inc.	3,963,000	261,043	.39
Bristol-Myers Squibb Co.	26,129,400	1,372,316	2.03
Edwards Lifesciences Corp.[1]	1,585,000	103,326	.15
Gilead Sciences, Inc.[1]	6,700,000	475,633	.71
Humana Inc.	7,620,000	702,183	1.04
Johnson & Johnson	13,930,000	1,290,057	1.91
Merck & Co., Inc.	49,295,000	2,222,712	3.30
Pfizer Inc.	23,000,000	705,640	1.05
Quest Diagnostics Inc.	1,615,000	96,755	.14
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	79,002	.12
UnitedHealth Group Inc.	3,085,000	210,582	.31
		7,606,894	11.28

Financials 13.85%
ACE Ltd.	2,255,000	215,217	.32
Allstate Corp.	5,250,000	278,565	.41
American Express Co.	21,550,000	1,762,790	2.61
Capital One Financial Corp.	3,740,000	256,826	.38

6	Washington Mutual Investors Fund

	Shares	Value (000)	Percent of net assets
Charles Schwab Corp.	7,260,000	$164,439	.24%
Chubb Corp.	2,500,000	230,200	.34
Citigroup Inc.	5,000,000	243,900	.36
CME Group Inc., Class A	8,718,389	646,992	.96
Goldman Sachs Group, Inc.	4,433,000	713,092	1.06
JPMorgan Chase & Co.	18,068,700	931,261	1.38
KeyCorp	19,160,000	240,075	.36
M&T Bank Corp.	1,250,000	140,663	.21
Marsh & McLennan Companies, Inc.	5,370,000	245,946	.36
McGraw Hill Financial, Inc.	10,809,100	753,178	1.12
Moody’s Corp.	2,450,000	173,117	.26
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	106,700	.16
Toronto-Dominion Bank	800,000	73,376	.11
U.S. Bancorp	11,375,000	424,970	.63
Wells Fargo & Co.	40,758,100	1,739,963	2.58
		9,341,270	13.85

Information technology 7.05%
Analog Devices, Inc.	1,000,000	49,300	.07
Apple Inc.	595,000	310,798	.46
Automatic Data Processing, Inc.	1,740,000	130,448	.19
eBay Inc.[1]	1,750,000	92,242	.14
Google Inc., Class A1	477,000	491,587	.73
Linear Technology Corp.	6,635,000	272,964	.40
Microsoft Corp.	68,610,000	2,425,363	3.60
Oracle Corp.	900,000	30,150	.05
Paychex, Inc.	1,180,000	49,867	.07
Texas Instruments Inc.	21,472,500	903,563	1.34
		4,756,282	7.05

Telecommunication services 4.27%
AT&T Inc.	28,840,000	1,044,008	1.55
Verizon Communications Inc.	34,310,000	1,732,998	2.57
Vodafone Group PLC (ADR)	2,830,000	104,201	.15
		2,881,207	4.27

Utilities 3.74%
Dominion Resources, Inc.	3,930,000	250,537	.37
Duke Energy Corp.	4,330,000	310,591	.46
Edison International	2,600,000	127,478	.19
Exelon Corp.	7,125,000	203,347	.30
FirstEnergy Corp.	17,883,100	677,233	1.00
National Grid PLC (ADR)	2,650,000	166,765	.25
PG&E Corp.	18,815,000	787,408	1.17
		2,523,359	3.74

Miscellaneous 0.96%
Other common stocks in initial period of acquisition		644,691	.96

Total common stocks (cost: $42,477,003,000)		65,770,709	97.50

Washington Mutual Investors Fund	7

Short-term securities 2.53%	Principal amount (000)	Value (000)	Percent of net assets
Abbott Laboratories 0.06%–0.09% due 11/4–11/27/2013[2]	$105,000	$104,999	.16%
Army and Air Force Exchange Service 0.10% due 12/6–12/10/2013[2]	29,400	29,396	.04
Coca-Cola Co. 0.12%–0.13% due 12/17/2013–1/23/2014[2]	78,000	77,986	.12
E.I. duPont de Nemours and Co. 0.08%–0.09% due 11/19–12/16/2013[2]	47,800	47,797	.07
Emerson Electric Co. 0.06% due 12/16/2013[2]	6,300	6,299	.01
Fannie Mae 0.08%–0.12% due 12/17/2013–5/1/2014	237,700	237,641	.35
Federal Farm Credit Banks 0.14% due 7/24/2014	50,000	49,951	.07
Federal Home Loan Bank 0.10%–0.14% due 11/8/2013–4/11/2014	197,900	197,851	.29
Freddie Mac 0.09%–0.15% due 12/18/2013–4/1/2014	271,700	271,657	.40
General Electric Capital Corp. 0.05%–0.08% due 11/1–11/25/2013	80,500	80,498	.12
Honeywell International Inc. 0.13% due 2/20/2014[2]	30,900	30,885	.05
John Deere Financial Ltd. 0.08% due 12/6/2013[2]	36,800	36,797	.05
Medtronic Inc. 0.07%–0.09% due 11/13/2013–1/22/2014[2]	87,100	87,089	.13
National Rural Utilities Cooperative Finance Corp. 0.10%–0.17% due 11/13–11/21/2013	55,000	54,996	.08
Paccar Financial Corp. 0.09%–0.10% due 11/7–12/3/2013	37,000	36,998	.06
Parker-Hannifin Corp. 0.08% due 11/14/2013[2]	35,000	34,999	.05
PepsiCo Inc. 0.04% due 11/19/2013[2]	15,900	15,900	.02
Private Export Funding Corp. 0.07%–0.12% due 11/18–12/2/2013[2]	32,000	31,998	.05
Procter & Gamble Co. 0.14% due 11/7/2013[2]	23,600	23,600	.04
Regents of the University of California 0.08%–0.13% due 11/14/2013–1/27/2014	90,400	90,387	.13
Sysco Corp. 0.17% due 11/13–11/14/2013[2]	44,050	44,047	.07
Wal-Mart Stores, Inc. 0.06% due 11/12/2013[2]	26,000	25,999	.04
Wells Fargo & Co. 0.17%–0.22% due 11/13/2013–2/11/2014	85,800	85,767	.13

Total short-term securities (cost: $1,703,463,000)		1,703,537	2.53
Total investment securities (cost: $44,180,466,000)		67,474,246	100.03
Other assets less liabilities		(17,261)	(.03)

Net assets		$67,456,985	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,791,000, which represented .89% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

8	Washington Mutual Investors Fund

Financial statements

Statement of assets and liabilities at October 31, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $44,180,466)		$67,474,246
Cash		1,398
Receivables for:
Sales of fund’s shares	$64,607
Dividends	90,752	155,359
		67,631,003
Liabilities:
Payables for:
Purchases of investments	36,116
Repurchases of fund’s shares	90,811
Management services	13,435
Services provided by related parties	28,619
Board members’ deferred compensation	4,842
Other	195	174,018
Net assets at October 31, 2013		$67,456,985

Net assets consist of:
Capital paid in on shares of beneficial interest		$42,435,244
Undistributed net investment income		327,320
Undistributed net realized gain		1,400,641
Net unrealized appreciation		23,293,780
Net assets at October 31, 2013		$67,456,985

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,754,266 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$47,957,139	1,245,976	$38.49
Class B	286,322	7,482	38.27
Class C	1,810,046	47,502	38.10
Class F-1	3,531,540	92,023	38.38
Class F-2	1,617,709	42,041	38.48
Class 529-A	1,606,886	41,817	38.43
Class 529-B	49,481	1,292	38.29
Class 529-C	420,701	11,013	38.20
Class 529-E	84,227	2,201	38.26
Class 529-F-1	91,241	2,378	38.37
Class R-1	96,292	2,522	38.18
Class R-2	790,908	20,771	38.08
Class R-3	1,794,728	46,925	38.25
Class R-4	1,960,325	51,120	38.35
Class R-5	1,619,524	42,086	38.48
Class R-6	3,739,916	97,117	38.51

See Notes to Financial Statements

Washington Mutual Investors Fund	9

Statement of operations for the six months ended October 31, 2013	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,503)	$820,621
Interest	977		$821,598
Fees and expenses*:
Investment advisory services	63,193
Business management services	14,368
Distribution services	83,376
Transfer agent services	32,837
Administrative services	6,842
Reports to shareholders	1,403
Registration statement and prospectus	461
Board members’ compensation	1,174
Auditing and legal	141
Custodian	368
State and local taxes	—	†
Other	1,305		205,468
Net investment income			616,130

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments			1,151,055
Net unrealized appreciation on investments			4,804,021
Net realized gain and unrealized appreciation on investments			5,955,076

Net increase in net assets resulting from operations			$6,571,206

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

10	Washington Mutual Investors Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended October 31, 2013*	Year ended April 30, 2013
Operations:
Net investment income	$616,130	$1,273,155
Net realized gain on investments	1,151,055	2,442,031
Net unrealized appreciation on investments	4,804,021	5,415,758
Net increase in net assets resulting from operations	6,571,206	9,130,944

Dividends paid to shareholders from net investment income	(602,551)	(1,269,560)

Net capital share transactions	48,612	(1,521,502)

Total increase in net assets	6,017,267	6,339,882

Net assets:
Beginning of period	61,439,718	55,099,836
End of period (including undistributed net investment income: $327,320 and $313,741, respectively)	$67,456,985	$61,439,718

* Unaudited.

See Notes to Financial Statements

Washington Mutual Investors Fund	11

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Washington Mutual Investors Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded,

Washington Mutual Investors Fund	13

as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights

14	Washington Mutual Investors Fund

on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2013 (dollars in thousands):

Washington Mutual Investors Fund	15

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,993,449	$—	$—	$7,993,449
Materials	2,299,097	—	—	2,299,097
Industrials	13,520,157	—	—	13,520,157
Consumer discretionary	7,911,467	—	—	7,911,467
Consumer staples	6,292,836	—	—	6,292,836
Health care	7,606,894	—	—	7,606,894
Financials	9,341,270	—	—	9,341,270
Information technology	4,756,282	—	—	4,756,282
Telecommunication services	2,881,207	—	—	2,881,207
Utilities	2,523,359	—	—	2,523,359
Miscellaneous	644,691	—	—	644,691
Short-term securities		1,703,537	—	1,703,537
Total	$65,770,709	$1,703,537	$—	$67,474,246

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	Washington Mutual Investors Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2013, the fund had tax basis undistributed ordinary income of $318,094,000 and undistributed long-term capital gains of $277,983,000.

As of October 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$23,627,170
Gross unrealized depreciation on investment securities	(362,694)
Net unrealized appreciation on investment securities	23,264,476
Cost of investment securities	44,209,770

Washington Mutual Investors Fund	17

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended October 31, 2013	Year ended April 30, 2013
Class A	$437,204	$937,751
Class B	1,679	5,901
Class C	9,984	25,966
Class F-1	29,999	60,363
Class F-2	15,765	27,203
Class 529-A	13,943	29,211
Class 529-B	258	873
Class 529-C	2,145	5,240
Class 529-E	637	1,377
Class 529-F-1	884	1,764
Class R-1	530	1,321
Class R-2	4,650	11,237
Class R-3	13,609	29,721
Class R-4	18,173	37,388
Class R-5	16,756	33,290
Class R-6	36,335	60,954
Total	$602,551	$1,269,560

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, American Funds Service Company® (“AFS”), the fund’s transfer agent, and Washington Management Corporation (“WMC”), the fund’s business manager. CRMC, AFD, AFS and WMC are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. For the six months ended October 31, 2013, the investment advisory services fee was $63,193,000, which was equivalent to an annualized rate of 0.196% of average daily net assets.

18	Washington Mutual Investors Fund

Business management services — The fund has a business management agreement with WMC. Under this agreement, WMC provides services necessary to carry on the fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the fund, including compensation to the business manager, shall not exceed 1% of the Class A average net assets of the fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a series of decreasing annual rates beginning with 0.117% on the first $3 billion of daily net assets and decreasing to 0.0375% on such assets in excess of $44 billion. For the six months ended October 31, 2013, the business management services fee was $14,368,000, which was equivalent to an annualized rate of 0.044% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Washington Mutual Investors Fund	19

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

20	Washington Mutual Investors Fund

For the six months ended October 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$54,660	$24,122	$2,310	Not applicable
Class B	1,512	167	Not applicable	Not applicable
Class C	8,914	916	447	Not applicable
Class F-1	4,055	2,124	815	Not applicable
Class F-2	Not applicable	820	375	Not applicable
Class 529-A	1,693	590	385	$752
Class 529-B	259	24	13	26
Class 529-C	2,015	170	102	198
Class 529-E	200	22	20	40
Class 529-F-1	—	33	22	42
Class R-1	457	46	23	Not applicable
Class R-2	2,881	1,127	194	Not applicable
Class R-3	4,320	1,337	434	Not applicable
Class R-4	2,410	945	484	Not applicable
Class R-5	Not applicable	387	393	Not applicable
Class R-6	Not applicable	7	825	Not applicable
Total class-specific expenses	$83,376	$32,837	$6,842	$1,058

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,174,000, shown on the accompanying financial statements, includes $836,000 in current fees (either paid in cash or deferred) and a net increase of $338,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD, AFS and WMC. No affiliated officers or trustees received any compensation directly from the fund.

Washington Mutual Investors Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended October 31, 2013

Class A	$1,646,422	44,987	$423,989	11,701	$(2,519,762)	(68,855)	$(449,351)	(12,167)
Class B	3,913	108	1,664	46	(70,525)	(1,942)	(64,948)	(1,788)
Class C	139,717	3,852	9,723	271	(261,126)	(7,210)	(111,686)	(3,087)
Class F-1	511,998	14,018	29,564	818	(316,133)	(8,659)	225,429	6,177
Class F-2	251,864	6,876	14,413	398	(174,521)	(4,767)	91,756	2,507
Class 529-A	76,973	2,106	13,940	386	(91,626)	(2,506)	(713)	(14)
Class 529-B	597	17	258	7	(11,525)	(317)	(10,670)	(293)
Class 529-C	19,109	526	2,144	59	(28,324)	(780)	(7,071)	(195)
Class 529-E	3,860	106	637	18	(4,910)	(135)	(413)	(11)
Class 529-F-1	7,906	217	883	25	(6,287)	(172)	2,502	70
Class R-1	10,979	302	529	15	(11,090)	(305)	418	12
Class R-2	79,966	2,208	4,646	129	(118,051)	(3,266)	(33,439)	(929)
Class R-3	184,425	5,072	13,604	378	(209,435)	(5,763)	(11,406)	(313)
Class R-4	229,890	6,331	18,169	503	(287,912)	(7,867)	(39,853)	(1,033)
Class R-5	167,009	4,544	16,699	461	(213,538)	(5,805)	(29,830)	(800)
Class R-6	654,694	17,823	36,280	1,000	(203,087)	(5,552)	487,887	13,271
Total net increase (decrease)	$3,989,322	109,093	$587,142	16,215	$(4,527,852)	(123,901)	$48,612	1,407

Year ended April 30, 2013

Class A	$2,718,140	86,247	$907,807	28,837	$(5,727,400)	(182,287)	$(2,101,453)	(67,203)
Class B	8,075	261	5,834	188	(248,866)	(7,996)	(234,957)	(7,547)
Class C	197,446	6,315	25,218	810	(489,016)	(15,709)	(266,352)	(8,584)
Class F-1	776,912	24,737	59,530	1,896	(781,041)	(25,154)	55,401	1,479
Class F-2	566,619	18,058	24,544	776	(255,466)	(8,077)	335,697	10,757
Class 529-A	159,275	5,078	29,203	928	(171,460)	(5,456)	17,018	550
Class 529-B	1,143	36	872	28	(33,369)	(1,073)	(31,354)	(1,009)
Class 529-C	42,641	1,368	5,238	168	(56,827)	(1,819)	(8,948)	(283)
Class 529-E	8,100	258	1,377	44	(9,166)	(293)	311	9
Class 529-F-1	14,424	461	1,764	56	(14,584)	(465)	1,604	52
Class R-1	17,401	563	1,318	42	(28,528)	(912)	(9,809)	(307)
Class R-2	162,207	5,197	11,219	360	(229,227)	(7,348)	(55,801)	(1,791)
Class R-3	392,939	12,590	29,708	949	(429,524)	(13,722)	(6,877)	(183)
Class R-4	486,823	15,604	37,374	1,191	(490,245)	(15,660)	33,952	1,135
Class R-5	389,129	12,402	33,153	1,052	(341,760)	(10,956)	80,522	2,498
Class R-6	891,637	28,351	60,915	1,926	(283,008)	(8,941)	669,544	21,336
Total net increase (decrease)	$6,832,911	217,526	$1,235,074	39,251	$(9,589,487)	(305,868)	$(1,521,502)	(49,091)

* Includes exchanges between share classes of the fund.

22	Washington Mutual Investors Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,284,808,000 and $4,327,946,000, respectively, during the six months ended October 31, 2013.

Washington Mutual Investors Fund	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 10/31/2013[4,5]	$35.08	$.36	$3.40	$3.76
	Year ended 4/30/2013	30.61	.73	4.47	5.20
	Year ended 4/30/2012	29.66	.68	.97	1.65
	Year ended 4/30/2011	25.84	.70	3.80	4.50
	Year ended 4/30/2010	19.81	.65	6.06	6.71
	Year ended 4/30/2009	31.92	.64	(11.53)	(10.89)
Class B:	Six months ended 10/31/2013[4,5]	34.88	.22	3.38	3.60
	Year ended 4/30/2013	30.42	.50	4.44	4.94
	Year ended 4/30/2012	29.45	.47	.97	1.44
	Year ended 4/30/2011	25.66	.51	3.75	4.26
	Year ended 4/30/2010	19.67	.48	6.01	6.49
	Year ended 4/30/2009	31.71	.45	(11.46)	(11.01)
Class C:	Six months ended 10/31/2013[4,5]	34.74	.21	3.35	3.56
	Year ended 4/30/2013	30.31	.48	4.43	4.91
	Year ended 4/30/2012	29.37	.45	.96	1.41
	Year ended 4/30/2011	25.60	.48	3.76	4.24
	Year ended 4/30/2010	19.63	.46	6.00	6.46
	Year ended 4/30/2009	31.65	.44	(11.44)	(11.00)
Class F-1:	Six months ended 10/31/2013[4,5]	34.99	.34	3.39	3.73
	Year ended 4/30/2013	30.53	.71	4.47	5.18
	Year ended 4/30/2012	29.59	.66	.97	1.63
	Year ended 4/30/2011	25.77	.68	3.81	4.49
	Year ended 4/30/2010	19.76	.64	6.04	6.68
	Year ended 4/30/2009	31.85	.64	(11.51)	(10.87)
Class F-2:	Six months ended 10/31/2013[4,5]	35.08	.39	3.40	3.79
	Year ended 4/30/2013	30.60	.79	4.49	5.28
	Year ended 4/30/2012	29.66	.74	.96	1.70
	Year ended 4/30/2011	25.84	.74	3.81	4.55
	Year ended 4/30/2010	19.81	.68	6.09	6.77
	Period from 8/5/2008 to 4/30/2009[4]	29.64	.46	(9.22)	(8.76)

24	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.35)	$—	$(.35)	$38.49	10.78%	$47,957	.60%[6]		.60%[6]		1.94%[6]
(.73)	—	(.73)	35.08	17.28	44,142	.62		.62		2.32
(.70)	—	(.70)	30.61	5.83	40,566	.62		.62		2.39
(.68)	—	(.68)	29.66	17.77	41,375	.63		.63		2.67
(.68)	—	(.68)	25.84	34.29	39,349	.70		.70		2.80
(.72)	(.50)	(1.22)	19.81	(34.50)	34,012	.67		.65		2.60
(.21)	—	(.21)	38.27	10.34	286	1.36	[6]	1.36	[6]	1.22	[6]
(.48)	—	(.48)	34.88	16.41	323	1.37		1.37		1.61
(.47)	—	(.47)	30.42	5.06	511	1.38		1.38		1.68
(.47)	—	(.47)	29.45	16.88	889	1.39		1.39		1.98
(.50)	—	(.50)	25.66	33.31	1,249	1.46		1.46		2.07
(.53)	(.50)	(1.03)	19.67	(35.01)	1,389	1.42		1.40		1.85
(.20)	—	(.20)	38.10	10.30	1,810	1.40	[6]	1.40	[6]	1.15	[6]
(.48)	—	(.48)	34.74	16.39	1,757	1.42		1.42		1.53
(.47)	—	(.47)	30.31	4.99	1,794	1.42		1.42		1.60
(.47)	—	(.47)	29.37	16.82	1,934	1.44		1.44		1.86
(.49)	—	(.49)	25.60	33.23	1,830	1.50		1.50		2.00
(.52)	(.50)	(1.02)	19.63	(35.04)	1,613	1.47		1.44		1.80
(.34)	—	(.34)	38.38	10.72	3,532	.68	[6]	.68	[6]	1.85	[6]
(.72)	—	(.72)	34.99	17.25	3,004	.66		.66		2.27
(.69)	—	(.69)	30.53	5.78	2,575	.66		.66		2.34
(.67)	—	(.67)	29.59	17.79	2,067	.66		.66		2.62
(.67)	—	(.67)	25.77	34.26	1,770	.71		.71		2.78
(.72)	(.50)	(1.22)	19.76	(34.52)	1,506	.67		.65		2.59
(.39)	—	(.39)	38.48	10.87	1,618	.41	[6]	.41	[6]	2.12	[6]
(.80)	—	(.80)	35.08	17.57	1,387	.41		.41		2.51
(.76)	—	(.76)	30.60	6.04	881	.40		.40		2.59
(.73)	—	(.73)	29.66	18.05	630	.41		.41		2.83
(.74)	—	(.74)	25.84	34.65	416	.46		.46		2.91
(.57)	(.50)	(1.07)	19.81	(29.77)	147	.44	[5]	.43	[5]	3.10	[5]

See page 29 for footnotes.

Washington Mutual Investors Fund	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 10/31/2013[4,5]	$35.03	$.34	$3.39	$3.73
	Year ended 4/30/2013	30.56	.70	4.47	5.17
	Year ended 4/30/2012	29.62	.65	.97	1.62
	Year ended 4/30/2011	25.80	.67	3.81	4.48
	Year ended 4/30/2010	19.78	.63	6.05	6.68
	Year ended 4/30/2009	31.89	.62	(11.52)	(10.90)
Class 529-B:	Six months ended 10/31/2013[4,5]	34.90	.20	3.37	3.57
	Year ended 4/30/2013	30.44	.46	4.44	4.90
	Year ended 4/30/2012	29.48	.44	.96	1.40
	Year ended 4/30/2011	25.68	.48	3.77	4.25
	Year ended 4/30/2010	19.69	.45	6.02	6.47
	Year ended 4/30/2009	31.74	.42	(11.47)	(11.05)
Class 529-C:	Six months ended 10/31/2013[4,5]	34.83	.20	3.36	3.56
	Year ended 4/30/2013	30.39	.45	4.45	4.90
	Year ended 4/30/2012	29.46	.43	.96	1.39
	Year ended 4/30/2011	25.67	.47	3.78	4.25
	Year ended 4/30/2010	19.68	.45	6.02	6.47
	Year ended 4/30/2009	31.73	.43	(11.47)	(11.04)
Class 529-E:	Six months ended 10/31/2013[4,5]	34.88	.29	3.38	3.67
	Year ended 4/30/2013	30.44	.62	4.44	5.06
	Year ended 4/30/2012	29.50	.58	.96	1.54
	Year ended 4/30/2011	25.70	.60	3.79	4.39
	Year ended 4/30/2010	19.71	.56	6.03	6.59
	Year ended 4/30/2009	31.77	.55	(11.48)	(10.93)
Class 529-F-1:	Six months ended 10/31/2013[4,5]	34.98	.38	3.38	3.76
	Year ended 4/30/2013	30.51	.77	4.47	5.24
	Year ended 4/30/2012	29.58	.71	.96	1.67
	Year ended 4/30/2011	25.77	.73	3.79	4.52
	Year ended 4/30/2010	19.76	.68	6.04	6.72
	Year ended 4/30/2009	31.85	.67	(11.50)	(10.83)

26	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.33)	$—	$(.33)	$38.43	10.72%	$1,607	.70%[6]		.70%[6]		1.85%[6]
(.70)	—	(.70)	35.03	17.21	1,465	.71		.71		2.23
(.68)	—	(.68)	30.56	5.72	1,262	.71		.71		2.30
(.66)	—	(.66)	29.62	17.73	1,138	.70		.70		2.58
(.66)	—	(.66)	25.80	34.20	932	.76		.76		2.71
(.71)	(.50)	(1.21)	19.78	(34.57)	709	.73		.71		2.55
(.18)	—	(.18)	38.29	10.27	49	1.48	[6]	1.48	[6]	1.09	[6]
(.44)	—	(.44)	34.90	16.26	56	1.50		1.50		1.48
(.44)	—	(.44)	30.44	4.90	79	1.50		1.50		1.55
(.45)	—	(.45)	29.48	16.79	117	1.50		1.50		1.85
(.48)	—	(.48)	25.68	33.15	145	1.56		1.56		1.93
(.50)	(.50)	(1.00)	19.69	(35.08)	126	1.53		1.51		1.74
(.19)	—	(.19)	38.20	10.27	421	1.47	[6]	1.47	[6]	1.07	[6]
(.46)	—	(.46)	34.83	16.31	390	1.49		1.49		1.45
(.46)	—	(.46)	30.39	4.88	349	1.49		1.49		1.52
(.46)	—	(.46)	29.46	16.79	330	1.49		1.49		1.80
(.48)	—	(.48)	25.67	33.19	288	1.55		1.55		1.93
(.51)	(.50)	(1.01)	19.68	(35.08)	226	1.52		1.50		1.75
(.29)	—	(.29)	38.26	10.57	84	.95	[6]	.95	[6]	1.59	[6]
(.62)	—	(.62)	34.88	16.89	77	.96		.96		1.97
(.60)	—	(.60)	30.44	5.46	67	.97		.97		2.04
(.59)	—	(.59)	29.50	17.40	62	.98		.98		2.30
(.60)	—	(.60)	25.70	33.80	53	1.05		1.05		2.43
(.63)	(.50)	(1.13)	19.71	(34.74)	41	1.02		1.00		2.26
(.37)	—	(.37)	38.37	10.84	91	.48	[6]	.48	[6]	2.06	[6]
(.77)	—	(.77)	34.98	17.49	81	.49		.49		2.45
(.74)	—	(.74)	30.51	5.93	69	.49		.49		2.52
(.71)	—	(.71)	29.58	17.96	63	.48		.48		2.79
(.71)	—	(.71)	25.77	34.48	51	.55		.55		2.91
(.76)	(.50)	(1.26)	19.76	(34.41)	35	.52		.50		2.77

See page 29 for footnotes.

Washington Mutual Investors Fund	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 10/31/2013[4,5]	$34.81	$.21	$3.37	$3.58
	Year ended 4/30/2013	30.37	.48	4.45	4.93
	Year ended 4/30/2012	29.44	.45	.96	1.41
	Year ended 4/30/2011	25.65	.48	3.79	4.27
	Year ended 4/30/2010	19.68	.46	6.01	6.47
	Year ended 4/30/2009	31.72	.45	(11.46)	(11.01)
Class R-2:	Six months ended 10/31/2013[4,5]	34.71	.22	3.37	3.59
	Year ended 4/30/2013	30.30	.49	4.42	4.91
	Year ended 4/30/2012	29.36	.46	.96	1.42
	Year ended 4/30/2011	25.59	.49	3.76	4.25
	Year ended 4/30/2010	19.62	.45	6.01	6.46
	Year ended 4/30/2009	31.64	.43	(11.44)	(11.01)
Class R-3:	Six months ended 10/31/2013[4,5]	34.87	.29	3.38	3.67
	Year ended 4/30/2013	30.43	.62	4.45	5.07
	Year ended 4/30/2012	29.49	.58	.97	1.55
	Year ended 4/30/2011	25.69	.60	3.79	4.39
	Year ended 4/30/2010	19.70	.57	6.02	6.59
	Year ended 4/30/2009	31.76	.56	(11.48)	(10.92)
Class R-4:	Six months ended 10/31/2013[4,5]	34.96	.35	3.38	3.73
	Year ended 4/30/2013	30.50	.71	4.47	5.18
	Year ended 4/30/2012	29.56	.67	.96	1.63
	Year ended 4/30/2011	25.76	.68	3.79	4.47
	Year ended 4/30/2010	19.75	.64	6.04	6.68
	Year ended 4/30/2009	31.83	.63	(11.50)	(10.87)
Class R-5:	Six months ended 10/31/2013[4,5]	35.08	.40	3.40	3.80
	Year ended 4/30/2013	30.60	.81	4.48	5.29
	Year ended 4/30/2012	29.66	.75	.97	1.72
	Year ended 4/30/2011	25.83	.76	3.82	4.58
	Year ended 4/30/2010	19.80	.72	6.05	6.77
	Year ended 4/30/2009	31.92	.70	(11.53)	(10.83)
Class R-6:	Six months ended 10/31/2013[4,5]	35.10	.41	3.41	3.82
	Year ended 4/30/2013	30.62	.82	4.49	5.31
	Year ended 4/30/2012	29.68	.76	.97	1.73
	Year ended 4/30/2011	25.85	.77	3.82	4.59
	Year ended 4/30/2010	19.95	.71	5.93	6.64

	Six months ended October 31, 2013[4,5]
		Year ended April 30
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	7%	22%	22%	25%	22%	39%

28	Washington Mutual Investors Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.21)	$—	$(.21)	$38.18	10.32%	$96	1.39%[6]		1.39%[6]		1.15%[6]
(.49)	—	(.49)	34.81	16.42	88	1.40		1.40		1.54
(.48)	—	(.48)	30.37	4.97	86	1.40		1.40		1.60
(.48)	—	(.48)	29.44	16.90	81	1.41		1.41		1.86
(.50)	—	(.50)	25.65	33.21	67	1.47		1.47		1.98
(.53)	(.50)	(1.03)	19.68	(34.99)	44	1.43		1.41		1.85
(.22)	—	(.22)	38.08	10.38	791	1.34	[6]	1.34	[6]	1.21	[6]
(.50)	—	(.50)	34.71	16.39	753	1.37		1.37		1.57
(.48)	—	(.48)	30.30	5.03	712	1.39		1.39		1.63
(.48)	—	(.48)	29.36	16.85	745	1.41		1.41		1.89
(.49)	—	(.49)	25.59	33.23	694	1.52		1.52		1.96
(.51)	(.50)	(1.01)	19.62	(35.07)	548	1.50		1.48		1.77
(.29)	—	(.29)	38.25	10.58	1,795	.95	[6]	.95	[6]	1.59	[6]
(.63)	—	(.63)	34.87	16.90	1,647	.97		.97		1.97
(.61)	—	(.61)	30.43	5.47	1,443	.96		.96		2.05
(.59)	—	(.59)	29.49	17.41	1,367	.97		.97		2.33
(.60)	—	(.60)	25.69	33.85	1,280	1.03		1.03		2.45
(.64)	(.50)	(1.14)	19.70	(34.72)	1,010	.97		.95		2.29
(.34)	—	(.34)	38.35	10.74	1,960	.65	[6]	.65	[6]	1.90	[6]
(.72)	—	(.72)	34.96	17.28	1,823	.65		.65		2.28
(.69)	—	(.69)	30.50	5.79	1,556	.65		.65		2.35
(.67)	—	(.67)	29.56	17.73	1,407	.66		.66		2.61
(.67)	—	(.67)	25.76	34.29	1,121	.72		.72		2.75
(.71)	(.50)	(1.21)	19.75	(34.52)	782	.69		.67		2.59
(.40)	—	(.40)	38.48	10.90	1,620	.35	[6]	.35	[6]	2.19	[6]
(.81)	—	(.81)	35.08	17.63	1,504	.35		.35		2.57
(.78)	—	(.78)	30.60	6.09	1,236	.35		.35		2.65
(.75)	—	(.75)	29.66	18.14	1,021	.36		.36		2.92
(.74)	—	(.74)	25.83	34.62	868	.42		.42		3.08
(.79)	(.50)	(1.29)	19.80	(34.31)	1,129	.39		.37		2.91
(.41)	—	(.41)	38.51	10.95	3,740	.30	[6]	.30	[6]	2.22	[6]
(.83)	—	(.83)	35.10	17.68	2,943	.30		.30		2.61
(.79)	—	(.79)	30.62	6.14	1,914	.31		.31		2.68
(.76)	—	(.76)	29.68	18.18	1,401	.31		.31		2.91
(.74)	—	(.74)	25.85	33.79	807	.37		.37		3.03

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During one of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

Washington Mutual Investors Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2013, through October 31, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	Washington Mutual Investors Fund

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,107.82	$3.19	.60%
Class A — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class B — actual return	1,000.00	1,103.44	7.21	1.36
Class B — assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class C — actual return	1,000.00	1,102.96	7.42	1.40
Class C — assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class F-1 — actual return	1,000.00	1,107.22	3.61	.68
Class F-1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-2 — actual return	1,000.00	1,108.72	2.18	.41
Class F-2 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-A — actual return	1,000.00	1,107.21	3.72	.70
Class 529-A — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 529-B — actual return	1,000.00	1,102.71	7.84	1.48
Class 529-B — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-C — actual return	1,000.00	1,102.68	7.79	1.47
Class 529-C — assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E — actual return	1,000.00	1,105.71	5.04	.95
Class 529-E — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 529-F-1 — actual return	1,000.00	1,108.36	2.55	.48
Class 529-F-1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-1 — actual return	1,000.00	1,103.21	7.37	1.39
Class R-1 — assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 — actual return	1,000.00	1,103.82	7.11	1.34
Class R-2 — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-3 — actual return	1,000.00	1,105.77	5.04	.95
Class R-3 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-4 — actual return	1,000.00	1,107.43	3.45	.65
Class R-4 — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5 — actual return	1,000.00	1,108.96	1.86	.35
Class R-5 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-6 — actual return	1,000.00	1,109.47	1.60	.30
Class R-6 — assumed 5% return	1,000.00	1,023.69	1.53	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Washington Mutual Investors Fund	31

Approval of Investment Advisory Agreement

The fund’s board (the “board”) has approved the fund’s Investment Advisory Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through August 31, 2014. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the fund’s Governance Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing income and an opportunity for growth of principal consistent with sound common stock investing. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes, over various periods through March 31, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The Board and the Committee reviewed the fund’s investment results measured against various indexes, including the S&P 500 Index, the MSCI World Index and the Lipper Income Funds Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the lifetime period and 20-year period, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

32	Washington Mutual Investors Fund

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund accounts by CRMC and affiliates of CRMC. They noted that, to the extent there were differences between the advisory fee paid by the fund and the advisory fee paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and committee further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Washington Mutual Investors Fund	33

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1900 K Street, NW
Washington, DC 20006

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

34	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Washington Mutual Investors Fund	35

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36	Washington Mutual Investors Fund

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The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: December 31, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 31, 2013